SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate			0.00%
Expected option term			0 years
Expected price volatility			0.00%
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value	$ 1.67	$ 7.76	$ 0
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	2.80%	2.40%
Expected option term	10 years	10 years
Expected price volatility	89.00%	88.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.70%	0.80%
Expected option term	3 years	5 years 3 months 18 days
Expected price volatility	65.00%	69.00%